CONCENTRATION	12 Months Ended
Dec. 31, 2016
CONCENTRATION [Abstract]
CONCENTRATION
NOTE 3 – CONCENTRATION

Concentration of major customers and suppliers:

	Year ended December 31,
	2016		2015		2014

Major customers with revenues of more than 10% of the Company’s sales
Company A (3rd Party)	$51,033,356	44%	$26,720,983	23%	$-	-
Company B (3rd Party)	11,802,981	10%	19,159,563	16%	-	-
Company C (3rd Party)	-	-	-	-	17,880,306	14%
Company D (3rd Party)	11,962,597	10%	14,280,544	12%	24,915,113	20%
Company E (3rd Party)	-	-	17,831,266	15%	20,361,459	17%
Company F (3rd Party)	-	-	-	-	15,503,953	13%
Total Revenues	$74,798,934	64%	$77,992,356	66%	$78,660,831	64%

	Year ended December 31,
	2016		2015		2014
Major suppliers with purchases of more than 10% of the Company’s purchases
Company X (3rd Party)	$-	-	$22,137,683	21%	$20,021,833	19%
Company Y (3rd Party)	61,496,533	61%	36,094,431	35%	54,268,855	51%
Company U (3rd Party)	-	-	11,729,136	11%	-	-
Company V (3rd Party)	31,553,260	31%	30,382,342	29%	12,919,182	12%
Total Purchase	$93,049,793	92%	$100,343,592	96%	$87,209,870	82%

Accounts receivable related to the Company’s major customers comprised 60% and 27% of all accounts receivable as of December 31, 2016 and 2015, respectively.

Accounts payable related to the Company’s major suppliers comprised 34% and nil of all accounts payable as of December 31, 2016 and 2015, respectively.